Employee benefit expense	12 Months Ended
Dec. 31, 2023
Employee benefits expense [Abstract]
Employee benefit expense
19.

Employee benefit expense
The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:
2023 2022
Wages and salaries $ 340,910 $ 278,980
Statutory and company benefits 63,657 52,247
Expenses related to defined benefit plans [note 26] 5,572 5,656
Expenses related to defined contribution plans [note 26] 18,644 15,189
Equity-settled share-based compensation [note 25] 8,152 6,859
Cash-settled share-based compensation [note 25] 59,225 24,369
Total $ 496,160 $ 383,300